Share Repurchase Program - Additional Information (Detail) - USD ($) shares in Thousands	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Stock Repurchase Program [Line Items]
Share buyback, authorized amount		$ 10,000,000
Stocks repurchased under share repurchase program, value	$ 4,600,000	$ 100,000
Stocks repurchased under share repurchase program (in shares)	1,700	40